VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.6%
Cardlytics, Inc.(1)	3,765	$ 316
Magnite, Inc.(1)	11,818	331
WideOpenWest, Inc.(1)	12,008	236
		883

Consumer Discretionary—15.8%
Bally’s Corp.(1)	5,193	261
CarParts.com, Inc.(1)	10,272	160
Children’s Place, Inc. (The)(1)	1,611	121
Churchill Downs, Inc.	2,700	648
Dine Brands Global, Inc.(1)	4,037	328
Five Below, Inc.(1)	2,702	478
Lithia Motors, Inc.	1,193	378
Monarch Casino & Resort, Inc.(1)	6,506	436
Papa John’s International, Inc.	2,020	257
Planet Fitness, Inc. Class A(1)	4,492	353
RH(1)	660	440
Texas Roadhouse, Inc. Class A	8,542	780
Wingstop, Inc.	3,735	612
		5,252

Consumer Staples—1.3%
WD-40 Co.	1,859	430
Financials—6.6%
Ares Management Corp. Class A	7,623	563
Customers Bancorp, Inc.(1)	6,031	260
First Financial Bankshares, Inc.	5,299	244
Goosehead Insurance, Inc. Class A	3,041	463
NMI Holdings, Inc. Class A(1)	12,092	273
RLI Corp.	3,834	384
		2,187

Health Care—27.7%
Akero Therapeutics, Inc.(1)	4,482	100
Allakos, Inc.(1)	2,242	237
Amicus Therapeutics, Inc.(1)	16,168	154
Arrowhead Pharmaceuticals, Inc.(1)	2,987	187
Bridgebio Pharma, Inc.(1)	2,746	129
Cara Therapeutics, Inc.(1)	9,676	150
Chemed Corp.	1,589	739
Editas Medicine, Inc.(1)	3,041	125
Fate Therapeutics, Inc.(1)	4,230	251
Insmed, Inc.(1)	7,813	215
Inspire Medical Systems, Inc.(1)	3,557	828
Insulet Corp.(1)	2,194	624
LHC Group, Inc.(1)	3,409	535
Madrigal Pharmaceuticals, Inc.(1)	1,291	103
Natera, Inc.(1)	9,493	1,058
Nkarta, Inc.(1)	3,643	102
	Shares	Value

Health Care—continued
Novocure Ltd.(1)	3,788	$ 440
Outset Medical, Inc.(1)	3,828	189
Penumbra, Inc.(1)	1,140	304
Phreesia, Inc.(1)	10,231	631
Reata Pharmaceuticals, Inc. Class A(1)	3,483	350
REGENXBIO, Inc.(1)	3,971	167
Sarepta Therapeutics, Inc.(1)	4,287	396
Tandem Diabetes Care, Inc.(1)	7,307	872
Ultragenyx Pharmaceutical, Inc.(1)	3,578	323
		9,209

Industrials—15.0%
Casella Waste Systems, Inc. Class A(1)	11,066	840
Chart Industries, Inc.(1)	4,312	824
Herc Holdings, Inc.(1)	4,525	740
IAA, Inc.(1)	3,822	208
MSA Safety, Inc.	2,366	345
Regal Beloit Corp.	1,953	294
Saia, Inc.(1)	3,372	803
Simpson Manufacturing Co., Inc.	4,538	485
Timken Co. (The)	3,640	238
Vicor Corp.(1)	1,497	201
		4,978

Information Technology—25.2%
Agilysys, Inc.(1)	7,226	378
Bill.com Holdings, Inc.(1)	1,245	332
Blackline, Inc.(1)	2,820	333
Brooks Automation, Inc.	5,099	522
Coupa Software, Inc.(1)	1,843	404
DigitalOcean Holdings, Inc.(1)	2,208	171
Everbridge, Inc.(1)	2,118	320
Five9, Inc.(1)	9,094	1,453
FormFactor, Inc.(1)	12,342	461
KnowBe4, Inc. Class A(1)	10,121	222
Kulicke & Soffa Industries, Inc.	2,657	155
Lattice Semiconductor Corp.(1)	2,360	153
Onto Innovation, Inc.(1)	2,646	191
Q2 Holdings, Inc.(1)	13,572	1,088
Repay Holdings Corp.(1)	9,958	229
Teledyne Technologies, Inc.(1)	2,687	1,154
Tenable Holdings, Inc.(1)	7,624	352
Varonis Systems, Inc.(1)	7,614	463
		8,381

Materials—3.2%
Balchem Corp.	5,551	805
Quaker Chemical Corp.	1,123	267
		1,072

	Shares	Value

Real Estate—1.8%
Essential Properties Realty Trust, Inc.	17,993	$ 503
Tanger Factory Outlet Centers, Inc.(2)	6,327	103
		606

Total Common Stocks (Identified Cost $17,463)		32,998

Total Long-Term Investments—99.2% (Identified Cost $17,463)		32,998

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	274,385	274
Total Short-Term Investment (Identified Cost $274)		274

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	108,810	109
Total Securities Lending Collateral (Identified Cost $109)		109

TOTAL INVESTMENTS—100.3% (Identified Cost $17,846)		$33,381
Other assets and liabilities, net—(0.3)%		(102)
NET ASSETS—100.0%		$33,279

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$32,998	$32,998
Securities Lending Collateral	109	109
Money Market Mutual Fund	274	274
Total Investments	$33,381	$33,381
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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